Employees' Leaving Entitlement - Additional Information (Detail) € / shares in Units, $ in Thousands		12 Months Ended
	Jul. 15, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€)	Jul. 15, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Average duration of defined benefit plans		9 years	9 years 6 months
Number of shares purchased		55,073,045
Strike price relating tranche evaluation latter multiplied		5
Number of ordinary shares		5
Number of equity-based instruments granted	562,512
Description of fair value measurement method of stock options granted		Expected volatility was based on an evaluation of the historical volatility of both the price of the underlying ADSs of Natuzzi S.p.A. and EURUSD exchange rate, in particular by considering the relevant time series of the preceding 260 business days.
Fair value of option at grant date | $				$ 2,458,542
Bonus granted		124
25% of subscribed capital | €		€ 55,073,000	€ 55,073,000		€ 54,853,000
Amounts owed by related parties | €		€ 7,966,000	€ 7,457,000		€ 8,028,000
American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	562,512	518,512
Beneficiary 1 [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	365,334
Beneficiary 1 [member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Fair value of option at grant date | €	€ 4,390
Beneficiary 2 [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	65,826
Beneficiary 2 [member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Fair value of option at grant date | €	€ 4,300
Beneficiary 3 [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	131,352
Beneficiary Exercised Option [Member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Number of options, exercised		44,000
Exercise price of exercised share options | € / shares		€ 5
First set vesting through December 31, 2024 [member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	110,000
Second set vesting through December 31, 2027 [member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	21,352
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	2,812,560
Ordinary shares [member] | Beneficiary Exercised Option [Member]
Disclosure of classes of share capital [line items]
Number of options, exercised		220,000
Exercise price of exercised share options | € / shares		€ 1
Ordinary shares [member] | First set vesting through December 31, 2024 [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	550,000
Ordinary shares [member] | Second set vesting through December 31, 2027 [member]
Disclosure of classes of share capital [line items]
Number of equity-based instruments granted	106,760